Anchen Acquisition (Consideration Transferred) (Details) (Anchen Acquisition [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended
Nov. 17, 2011
Anchen Acquisition [Member]
Business Acquisition [Line Items]
Cash paid for equity	$ 410,000
Cash paid to settle benefit liabilities for two former Anchen executives	2,000
Cash paid for estimated net working capital	753
Total purchase price	$ 412,753